Allowance for Losses on Loans Credit Risk Profile Based on Payment Activity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Nonaccrual loans by portfolio segment	210,465	245,532
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,047,279	6,395,018
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,041
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	171,599	155,778
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Residential Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,092,254	6,428,214
Grade as percentage of total gross assets	98.00%	98.10%
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	126,624	123,623
Percentage of Total Gross Loans	2.00%	1.90%
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,459	169,712
Nonaccrual loans by portfolio segment	15,383	39,915
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	15,383	39,915
Percentage of Total Gross Loans	11.00%	23.50%
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	56,485	68,984
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,035	7,689
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,939	93,039
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	125,076	129,797
Grade as percentage of total gross assets	89.00%	76.50%
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Nonaccrual loans by portfolio segment	635	0
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	635	0
Percentage of Total Gross Loans	0.20%	0.00%
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,216	256,384
Grade as percentage of total gross assets	99.80%	100.00%
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,692	307,230
Nonaccrual loans by portfolio segment	37,339	64,883
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	37,339	64,883
Percentage of Total Gross Loans	18.60%	21.10%
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,888	110,088
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,840	9,868
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	110,964	187,274
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,353	242,347
Grade as percentage of total gross assets	81.40%	78.90%
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,146	186,840
Nonaccrual loans by portfolio segment	8,843	0
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	8,843	0
Percentage of Total Gross Loans	5.40%	0.00%
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,670	186,840
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	476	0
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	154,303	186,840
Grade as percentage of total gross assets	94.60%	100.00%
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	700,673	697,351
Nonaccrual loans by portfolio segment	7,664	4,931
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	7,664	4,931
Percentage of Total Gross Loans	1.10%	0.70%
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	663,582	661,820
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,629	2,046
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,462	33,485
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	693,009	692,420
Grade as percentage of total gross assets	98.90%	99.30%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	303,442	315,915
Nonaccrual loans by portfolio segment	11,380	10,831
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	11,380	10,831
Percentage of Total Gross Loans	3.80%	3.40%
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	264,083	273,001
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,125	3,768
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	35,234	39,048
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	292,062	305,084
Grade as percentage of total gross assets	96.20%	96.60%
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	109,332	83,070
Nonaccrual loans by portfolio segment	1,679	371
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	1,679	371
Percentage of Total Gross Loans	1.50%	0.40%
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,171	62,699
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,128	10,436
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,407	9,758
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Commercial and Industrial Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	107,653	82,699
Grade as percentage of total gross assets	98.50%	99.60%
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Nonaccrual loans by portfolio segment	481	0
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	481	0
Percentage of Total Gross Loans	0.40%	0.00%
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	114,611	116,143
Grade as percentage of total gross assets	99.60%	100.00%
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,509	92,624
Nonaccrual loans by portfolio segment	437	977
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	437	977
Percentage of Total Gross Loans	0.60%	1.10%
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	66,512	90,497
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	528	1,150
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	469	977
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,072	91,647
Grade as percentage of total gross assets	99.40%	98.90%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,804,613	8,221,474
Grade as percentage of total gross assets	94.10%	93.70%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,285	35,998
Grade as percentage of total gross assets	0.90%	0.40%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	415,550	519,359
Grade as percentage of total gross assets	5.00%	5.90%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Grade as percentage of total gross assets	0.00%	0.00%
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,088,609	8,531,575
Grade as percentage of total gross assets	97.50%	97.20%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	370,294
Grade as percentage of total gross assets	2.76%	3.22%
Nonaccrual loans by portfolio segment	$ 210,465	$ 245,531
Percentage of Total Gross Loans	2.50%	2.80%